Intangible Assets, Net - Summary of intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, Net
Total gross value	¥ 45,864	$ 7,029	¥ 33,880
Less: amortization	(22,896)	(3,509)	(20,247)
impairment	(10,600)	(1,600)
Net book value	12,396	1,900	13,633
Computer software
Intangible assets, Net
Total gross value	18,314	2,807	20,653
License and licensed games
Intangible assets, Net
Total gross value			132
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	15,709	2,408	7,724
Audio content
Intangible assets, Net
Total gross value	11,683	1,790	5,317
Trademark and domain name
Intangible assets, Net
Total gross value	¥ 158	$ 24	¥ 54